UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22797

FS Global Credit Opportunities Fund—D

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—D

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of March 31, 2015, the Company invested $121,059 in the Fund, representing approximately 99.9% of the Company’s net assets and approximately 16.5% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash or other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of March 31, 2015, the Company had net assets of $121,218, 13,615,861 common shares outstanding and a NAV per common share of approximately $8.90.

The Fund’s unaudited consolidated schedule of investments as of March 31, 2015 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—57.2%
Acision Finance LLC		Software & Services	L+975	1.0%	12/15/18	$28,440	$27,347	$28,156
Aspect Software, Inc.		Software & Services	L+550	1.8%	5/7/16	14,683	14,626	14,660
Avant Credit III Trust	(g)	Diversified Financials	L+1000	1.0%	1/31/16	2,456	2,456	2,449
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	9/15/17	1,479	1,479	1,475
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	10/15/17	1,436	1,436	1,433
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	11/15/17	1,722	1,722	1,718
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	4/15/18	2,456	2,456	2,449
Avaya Inc.	(e)(f)	Technology Hardware & Equipment	L+550	1.0%	3/31/18	9,193	9,159	9,185
BBB Industries US Holdings, Inc.	(e)	Automobiles & Components	L+500	1.0%	11/3/21	10,000	9,810	10,019
BRG Sports, Inc.		Consumer Durables & Apparel	L+550	1.0%	4/15/21	6,126	6,171	6,226
Caesars Entertainment Operating Co., Inc.	(e)(f)	Consumer Services	L+850	2.0%	10/31/16	1,245	1,136	1,162
Caesars Entertainment Operating Co., Inc.	(e)	Consumer Services	L+575		3/1/17	6,196	5,836	5,678
Caesars Entertainment Operating Co., Inc.	(e)	Consumer Services	L+675		3/1/17	1,373	1,288	1,265
Caesars Entertainment Operating Co., Inc.	(e)(f)	Consumer Services	L+875	1.0%	3/1/17	7,997	7,503	7,321
Cengage Learning Acquisitions, Inc.	(e)	Media	L+600	1.0%	3/31/20	10,995	11,072	11,055
CEVA Group PLC	(g)	Transportation	L+500		3/19/19	25,000	24,275	21,875
CITGO Holding, Inc.	(e)(f)	Energy	L+850	1.0%	5/12/18	15,020	14,486	14,954
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	12/26/15	2,036	2,036	2,034
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	1/23/16	1,940	1,940	1,938
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	2/20/16	1,610	1,610	1,608
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	3/27/16	1,765	1,765	1,764
CLP Issuer, LLC	(g)	Diversified Financials	L+1000	1.0%	5/2/17	12,648	12,648	12,636
Colouroz Investment 2 LLC	(e)	Media	L+375	1.0%	5/3/21	3,210	3,178	3,209
Compuware Corporation		Software & Services	L+525	1.0%	12/15/21	22,943	21,831	22,302
Digital River, Inc.	(e)	Software & Services	L+650	1.0%	2/12/21	10,000	9,504	9,975
Drillships Financing Holding Inc.	(e)	Energy	L+500	1.0%	3/31/21	9,779	9,180	7,498
Drillships Ocean Ventures Inc.	(e)(f)	Transportation	L+450	1.0%	7/25/21	7,349	6,377	6,155
EnergySolutions, LLC	(e)	Commercial & Professional Services	L+575	1.0%	5/29/20	6,821	6,698	6,859
ERC Ireland Holdings Ltd.	(h)	Telecommunication Services	E+450		9/30/19	€3,816	4,562	4,044
Extreme Reach, Inc.	(e)	Media	L+575	1.0%	1/24/20	$1,928	1,904	1,947
Fairway Group Acquisition Co.		Food & Staples Retailing	L+400	1.0%	8/17/18	22,868	19,854	22,124
Fomento de Construcciones y Contratas, S.A.	(f)(h)	Real Estate	E+300		6/30/18	€4,413	5,539	4,314
Getty Images, Inc.	(e)(f)	Media	L+350	1.3%	10/18/19	$1,063	900	900
Hudson Products Holdings Inc.	(e)	Capital Goods	L+400	1.0%	3/15/19	1,094	1,090	1,054
iHeartCommunications, Inc.	(e)	Media	L+675		1/30/19	5,000	4,760	4,764
iHeartCommunications, Inc.	(e)	Media	L+750		7/30/19	9,229	9,045	8,913
MA Financeco., LLC	(e)	Software & Services	L+425	1.0%	9/15/21	8,789	8,412	8,825

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Meldrew Participations B.V.	(f)(h)	Food, Beverage & Tobacco	E+400	1.0%	10/31/19	€18,318	$20,607	$18,807
Meldrew Participations B.V.	(f)(h)	Food, Beverage & Tobacco	E+400	1.0%	10/31/19	£90	134	127
NextGen Finance, LLC	(e)	Telecommunication Services	L+400	1.0%	5/28/19	$4,963	4,918	4,776
Novitex Acquisition, LLC		Software & Services	L+625	1.3%	7/7/20	18,181	17,597	17,317
Origami Owl, LLC		Consumer Durables & Apparel	L+700	1.5%	12/5/19	25,000	25,000	25,000
Origami Owl, LLC		Consumer Durables & Apparel	L+700	1.5%	12/5/19	1,813	1,813	1,813
Origami Owl, LLC	(g)	Consumer Durables & Apparel	L+700	1.5%	12/5/19	1,587	1,587	1,587
OSG Bulk Ships, Inc.		Transportation	L+425	1.0%	8/5/19	3,436	3,405	3,421
OSG International, Inc.	(e)	Transportation	L+475	1.0%	8/5/19	5,726	5,676	5,747
Serena Software, Inc.	(e)	Software & Services	L+650	1.0%	4/14/20	16,697	16,788	16,762
Solocal Group S.A.	(h)	Media	E+400		3/15/18	€10,001	9,391	9,055
Stardust Finance Holdings, Inc.	(e)	Materials	L+550	1.0%	3/13/22	$3,161	3,082	3,161
Stonewall Gas Gathering LLC		Capital Goods	L+775	1.0%	1/28/22	7,022	6,679	7,066
SunGard Availability Services Capital, Inc.	(e)	Software & Services	L+500	1.0%	3/29/19	19,617	17,700	17,198
TIBCO Software Inc.	(e)	Software & Services	L+550	1.0%	9/27/20	10,000	9,514	10,019
Toys “R” Us-Delaware, Inc.	(e)(f)	Retailing	L+375	1.5%	5/25/18	8,951	7,222	7,123
Toys “R” Us-Delaware, Inc.	(e)	Retailing	L+875	1.0%	4/9/20	15,995	14,833	14,919
TransFirst Inc.	(e)	Software & Services	L+450	1.0%	10/12/21	4,937	4,919	4,986
Twinkle Pizza PLC	(g)(h)	Consumer Services	E+375		7/31/20	£5,560	8,874	7,471
Varsity Brands Holding Co., Inc.	(e)	Media	L+500	1.0%	12/11/21	$9,352	9,261	9,465
Walter Energy, Inc.	(f)	Materials	L+625	1.0%	4/2/18	6,916	5,871	4,209
Weight Watchers International, Inc.	(e)(f)	Consumer Services	L+325	0.8%	4/2/20	8,229	4,335	4,426

Total Senior Secured Loans—First Lien							474,297	468,398
Unfunded Loan Commitments							(49,840)	(49,222)

Net Senior Secured Loans—First Lien							424,457	419,176

Senior Secured Loans—Second Lien—21.5%
Accellent Inc.	(e)	Health Care Equipment & Services	L+650	1.0%	3/11/22	14,094	13,743	13,469
Asurion, LLC	(e)	Insurance	L+750	1.0%	3/3/21	6,489	6,538	6,528
BBB Industries US Holdings, Inc.		Automobiles & Components	L+875	1.0%	11/3/22	10,000	9,502	9,525
BRG Sports, Inc.		Consumer Durables & Apparel	L+925	1.0%	4/15/22	6,125	6,075	6,186
Capital Safety North America Holdings Inc.		Capital Goods	L+550	1.0%	3/28/22	1,333	1,332	1,314
Colouroz Investment 2 LLC	(e)	Media	L+725	1.0%	9/5/22	3,429	3,403	3,331
Compuware Corporation		Software & Services	L+825	1.0%	12/15/22	25,000	21,794	23,292
DTZ U.S. Borrower, LLC	(e)	Real Estate	L+825	1.0%	11/4/22	6,261	6,222	6,327
Fieldwood Energy LLC	(e)(f)	Energy	L+713	1.3%	9/30/20	7,912	6,456	5,830
Fomento de Construcciones y Contratas, S.A.	(f)(h)	Real Estate	E+1100 PIK (1600 Max PIK)		6/30/18	€1,160	1,511	1,134
Inmar Acquisition Sub, Inc.		Commercial & Professional Services	L+700	1.0%	1/27/22	$6,783	6,774	6,678

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
IPC Corp.	(e)	Software & Services	L+950	1.0%	2/3/22	$6,500	$5,981	$6,069
Neff Rental LLC	(e)	Capital Goods	L+625	1.0%	6/9/21	29,133	29,131	28,660
Renaissance Learning, Inc.	(e)	Consumer Services	L+700	1.0%	4/11/22	3,214	3,185	3,134
Road Infrastructure Investment, LLC	(e)	Capital Goods	L+675	1.0%	9/30/21	1,241	1,236	1,130
Sedgwick Claims Management Services, Inc.	(e)	Insurance	L+575	1.0%	2/28/22	1,455	1,448	1,422
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21	1,000	1,000	1,005
Stardust Finance Holdings, Inc.	(e)	Materials	L+950	1.0%	3/13/23	8,458	7,997	8,067
Templar Energy LLC		Energy	L+750	1.0%	11/25/20	13,000	12,527	8,902
TNS, Inc.		Software & Services	L+800	1.0%	8/14/20	9,189	9,140	9,175
TransFirst Inc.		Software & Services	L+800	1.0%	10/12/22	5,000	4,952	5,026
Vantage Energy, LLC		Energy	L+750	1.0%	12/20/18	1,823	1,808	1,624

Total Senior Secured Loans—Second Lien							161,755	157,828

Senior Secured Bonds—21.5%
Aspect Software, Inc.	(r)	Software & Services	10.6%		5/7/17	2,500	2,194	2,188
Avaya Inc.	(q)(r)	Technology Hardware & Equipment	10.5%		3/1/21	33,912	28,878	28,995
CEDC Finance Corporation International, Inc.	(f)(p)(r)	Food, Beverage & Tobacco	9.0%		4/30/18	24,892	23,361	23,211
CEVA Group PLC	(p)(q)	Transportation	7.0%		3/1/21	2,803	2,731	2,733
CEVA Group PLC	(p)(q)	Transportation	9.0%		9/1/21	24,452	24,019	23,657
CITGO Holding, Inc.	(p)(q)	Energy	10.8%		2/15/20	24,115	23,250	24,959
DFC Finance Corp.	(f)(p)(q)(r)	Diversified Financials	10.5%		6/15/20	8,996	7,189	7,156
Drill Rigs Holdings, Inc.	(p)(q)(r)	Energy	6.5%		10/1/17	5,156	4,206	4,151
HEMA Bondco I B.V.	(q)(r)	Retailing	6.3%		6/15/19	€11,200	11,956	10,302
Momentive Performance Materials Inc.	(p)	Materials	4.7%		4/24/22	$11,408	9,541	9,115
Peabody Energy Corporation	(p)(q)	Energy	10.0%		3/15/22	5,400	5,269	4,874
Virgin Media Secured Finance PLC	(i)(q)(r)	Media	5.1%		1/15/25	£1,179	1,909	1,827
Virgin Media Secured Finance PLC	(q)(r)	Media	5.5%		1/15/25	£258	423	401
Virgin Media Secured Finance PLC	(p)(q)	Media	5.3%		1/15/26	$1,046	1,047	1,073
Virgin Media Secured Finance PLC	(q)(r)	Media	4.9%		1/15/27	£2,124	3,130	3,142
Virgin Media Secured Finance PLC	(q)(r)	Media	6.3%		3/18/29	£384	652	619
Walter Energy, Inc.	(o)(p)(q)	Materials	9.5%		10/15/19	$14,785	13,083	9,055

Total Senior Secured Bonds							162,838	157,458

Subordinated Debt—24.9%
American Energy—Woodford, LLC	(p)(q)	Energy	9.0%		9/15/22	6,408	6,146	3,709
Arch Coal, Inc.	(f)(p)(r)	Energy	7.3%		10/1/20	7,452	4,446	2,739
Arch Coal, Inc.	(p)	Energy	7.3%		6/15/21	22,909	10,300	5,455
Armored AutoGroup Inc.	(p)(r)	Household & Personal Products	9.3%		11/1/18	8,369	8,534	8,547

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Beazer Homes USA, Inc.	(f)(p)(r)	Consumer Durables & Apparel	7.3%		2/1/23	$15,300	$15,094	$14,650
BWAY Holding Co.	(q)(r)	Materials	9.1%		8/15/21	6,250	6,212	6,500
Calumet Specialty Products Partners	(q)(r)	Energy	7.8%		4/15/23	2,900	2,879	2,951
EV Energy Partners LP	(p)(r)	Energy	8.0%		4/15/19	3,221	2,819	2,955
Financiere Quick S.A.S.	(q)(r)	Consumer Services	E+475		4/15/19	€4,000	4,612	3,953
iHeartCommunications, Inc.	(f)(p)(r)	Media	10.0%		1/15/18	$29,806	24,827	25,484
iHeartCommunications, Inc.	(p)	Media	12.0%, 2.0% PIK		2/1/21	5,323	4,418	4,285
Lightstream Resources Ltd.	(f)(q)(r)	Energy	8.6%		2/1/20	4,332	3,094	3,140
Linn Energy, LLC	(p)	Energy	6.3%		11/1/19	755	618	603
Linn Energy, LLC	(p)	Energy	6.5%		5/15/19	12,319	11,614	10,418
Linn Energy, LLC	(p)	Energy	8.6%		4/15/20	151	129	130
Linn Energy, LLC	(p)	Energy	7.8%		2/1/21	1,867	1,659	1,532
Linn Energy, LLC	(p)	Energy	6.5%		9/15/21	12,270	11,767	9,462
Northern Oil and Gas, Inc.	(f)(p)(r)	Energy	8.0%		6/1/20	7,986	7,243	7,187
Ocean Rig UDW, Inc.	(p)(q)	Energy	7.3%		4/1/19	12,644	12,056	7,302
Pinnacle Entertainment, Inc.	(p)	Consumer Services	6.4%		8/1/21	6,182	6,517	6,607
Samson Investment Co.	(p)	Energy	9.8%		2/15/20	23,114	11,647	6,472
SandRidge Energy Inc.	(p)	Energy	8.1%		10/15/22	4,000	2,741	2,519
SunGard Availability Services Capital, Inc.	(f)(p)(q)(r)	Software & Services	8.8%		4/1/22	29,021	18,821	18,428
Ultra Petroleum Corp.	(p)(q)	Energy	6.1%		10/1/24	2,628	2,254	2,267
Virgin Media Finance PLC	(r)	Media	5.1%		2/15/22	£371	586	561
Virgin Media Finance PLC	(q)(r)	Media	6.4%		10/15/24	£100	168	161
Virgin Media Finance PLC	(q)(r)	Media	4.5%		1/15/25	€1,093	1,297	1,231
Virgin Media Finance PLC	(p)(q)	Media	5.8%		1/15/25	$585	619	610
VRX Escrow Corp.	(q)(r)	Pharmaceuticals, Biotechnology & Life Sciences	5.4%		3/15/20	2,413	2,413	2,438
VRX Escrow Corp.	(q)(r)	Pharmaceuticals, Biotechnology & Life Sciences	5.9%		5/15/23	4,242	4,242	4,347
YPF S.A.	(p)(q)	Energy	8.8%		4/4/24	15,248	15,677	15,714

Total Subordinated Debt							205,449	182,357

Collateralized Securities—1.8%
CGMS CLO 2014-1A Class Subord.	(q)	Diversified Financials	10.1%		4/17/25	5,000	3,911	4,030
CGMS CLO 2015-1A Class Subord.	(q)	Diversified Financials	13.4%		1/20/27	5,000	4,050	4,165
Wind River CLO Ltd. 2013-2A Class Subord.	(q)	Diversified Financials	13.3%		1/18/26	6,000	4,601	4,776

Total Collateralized Securities							12,562	12,971

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Amortized Cost	Fair Value(d)
Equity/Other—3.7%
ERC Ireland Holdings Ltd., Common Equity	(f)(h)(j)	Telecommunication Services		10,961	$1,877	$1,840
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(j)(p)	Real Estate	5.0%	18,232	303	122
Federal Home Loan Mortgage Corp., Series K Preferred Equity	(j)(p)	Real Estate	5.8%	10,575	176	74
Federal Home Loan Mortgage Corp., Series O Preferred Equity	(j)(p)	Real Estate	5.8%	10,210	169	66
Federal Home Loan Mortgage Corp., Series R Preferred Equity	(j)(p)	Real Estate	5.7%	27,006	172	184
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(j)(p)	Real Estate	5.6%	66,000	632	244
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(j)(p)	Real Estate	7.9%	907,905	6,304	3,777
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(j)(p)	Real Estate	5.4%	5	168	62
Federal National Mortgage Association, Series F Preferred Equity	(j)(p)	Real Estate	CMT-16	15,250	266	115
Federal National Mortgage Association, Series H Preferred Equity	(j)(p)	Real Estate	5.8%	25,804	392	181
Federal National Mortgage Association, Series R Preferred Equity	(j)(p)	Real Estate	7.6%	66,000	624	257
Federal National Mortgage Association, Series S Preferred Equity	(j)(p)	Real Estate	7.8%	478,537	2,283	1,991
Federal National Mortgage Association, Series T Preferred Equity	(j)(p)	Real Estate	8.3%	31,016	175	206
iStar Financial Inc., Series D Preferred Equity	(p)	Real Estate	8.0%	200,000	5,014	5,000
iStar Financial Inc., Series E Preferred Equity	(f)(p)	Real Estate	7.9%	51,074	1,273	1,260
iStar Financial Inc., Series I Preferred Equity	(p)	Real Estate	7.5%	136,846	3,358	3,386
MPM Holdings, Inc., Common Equity	(j)(p)(q)	Materials		618	13	16
Northern Oil and Gas, Inc., Common Equity	(f)(j)(p)	Energy		135,833	971	1,047
Pinnacle Entertainment, Inc., Call Option, Strike: $35.00	(j)(k)(p)	Consumer Services		3,919	819	1,279
Pinnacle Entertainment, Inc., Call Option, Strike: $36.00	(j)(k)(p)	Consumer Services		1,000	295	270
YPF S.A., Common Equity	(j)(p)	Energy		206,980	5,369	5,682

Total Equity/Other					30,653	27,059

TOTAL INVESTMENTS—130.6%					$997,714	956,849

LIABILITIES IN EXCESS OF OTHER ASSETS—(30.6%)	(l)					(224,465)

NET ASSETS—100.0%						$732,384

Shares Outstanding						82,282,249

Net Asset Value Per Common Share at End of Period						$8.90

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2015

(in thousands, except share and per share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Bonds—(0.1%)
Caesars Entertainment Operating Co., Inc.	(j)	Consumer Services	11.3%	6/1/17	$(877)	$(629)	$(638)
Subordinated Debt—(0.0%)
Caesars Entertainment Operating Co., Inc.	(j)	Consumer Services	9.0%	2/15/20	(202)	(149)	(150)

					Number of Shares
Equity/Other—(3.4%)
VelocityShares Daily Inverse VIX Short Term ETN	(j)	Diversified Financials		12/4/30	(720,727)	(24,386)	(24,966)

Total Investments Sold Short—(3.5%)						$(25,164)	$(25,754)

Options Written

Description	Put/Call	Strike	Expiration Date	Contracts	Premiums Received	Market Value(d)
Pinnacle Entertainment, Inc.	Call Option	$40.00	9/18/15	(4,919)	$(322)	$(545)
Pinnacle Entertainment, Inc.	Put Option	29.00	9/18/15	(3,919)	(421)	(223)

Total Options Written					$(743)	$(768)

Credit Default Swaps on Corporate Issues—Sell Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2015(m)	Industry	Fixed Deal Receive Rate	Maturity	Notional(n)	Market Value(d)	Unamortized Premiums Received	Unrealized Appreciation (Depreciation)
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	16.4%	Insurance	5.0%	3/20/18	$5,000	$(1,213)	$(882)	$(331)
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	14.4%	Insurance	5.0%	6/20/19	2,000	(532)	(241)	(291)
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	14.1%	Insurance	5.0%	9/20/19	16,000	(4,315)	(1,533)	(2,782)

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2015(m)	Industry	Fixed Deal Pay Rate	Maturity	Notional(n)	Market Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Abengoa Finance, S.A.U.	JPMorgan Chase Bank, N.A.	8.1%	Capital Goods	5.0%	3/20/16	€(1,972)	$59	$104	$(45)
Abengoa Finance, S.A.U.	JPMorgan Chase Bank, N.A.	8.1%	Capital Goods	5.0%	6/20/16	€(359)	13	14	(1)
Abengoa Finance, S.A.U.	JPMorgan Chase Bank, N.A.	9.5%	Capital Goods	5.0%	3/20/20	€(12,500)	2,158	1,989	169
Abengoa Finance, S.A.U.	JPMorgan Chase Bank, N.A.	9.6%	Capital Goods	5.0%	6/20/20	€(2,413)	432	461	(29)
Rallye SA	JPMorgan Chase Bank, N.A.	2.1%	Food & Staples Retailing	5.0%	3/20/20	€(410)	(55)	(54)	(1)

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2015

(in thousands, except share and per share amounts)

(a)    Security may be an obligation of one or more entities affiliated with the named company.

(b)    Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2015, the three-month London Interbank Offered Rate (“L”) was 0.27%, the three-month Euro Interbank Offered Rate (“E”) was 0.02% and the two-year Constant Maturity Treasury Rate (“CMT”) was 0.56%.

(c)    Denominated in U.S. dollars, unless otherwise noted.

(d)    Fair value and market value are determined by FS Global Advisor, LLC, the Fund’s investment adviser, and approved by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited annual financial statements.

(e)    Security or portion thereof held by Dauphin Funding LLC, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under the revolving credit facility with Deutsche Bank AG, New York Branch.

(f)    Position or portion thereof unsettled as of March 31, 2015.

(g)    Security is an unfunded loan commitment.

(h)    Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.

(i)    Security or portion thereof held by FS Global Credit Opportunities Fund (Cayman), a wholly-owned subsidiary of the Fund.

(j)    Security is non-income producing.

(k)    Options expire on September 18, 2015.

(l)    Includes the effect of investments sold short, options written and credit default swap positions.

(m)   Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.

(n)    The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.

(o)    Security or portion thereof on loan as of March 31, 2015.

(p)    Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.

(q)    Restricted security as to resale. As of March 31, 2015, the Fund held 28.3% of its net assets with a current value of $207,609 in restricted securities.

(r)    Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage, Inc.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended December 31, 2014.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2015:

	March 31, 2015
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$424,457	$419,176	44%
Senior Secured Loans—Second Lien	161,755	157,828	17%
Senior Secured Bonds	162,838	157,458	16%
Subordinated Debt	205,449	182,357	19%
Collateralized Securities	12,562	12,971	1%
Equity/Other	30,653	27,059	3%

Total	$997,714	$956,849	100%

Investments sold short	$(25,164)	$(25,754)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of March 31, 2015, the Fund did not “control” and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned 25% or more of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2015, the Fund had five senior secured loan investments with aggregate unfunded commitments of $49,222. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2015:

	March 31, 2015
Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$19,544	2%
Capital Goods	39,224	4%
Commercial & Professional Services	13,537	1%
Consumer Durables & Apparel	53,875	6%
Consumer Services	35,315	4%
Diversified Financials	34,527	4%
Energy	164,076	17%
Food & Staples Retailing	22,124	2%
Food, Beverage & Tobacco	42,145	5%
Health Care Equipment & Services	13,469	1%
Household & Personal Products	8,547	1%
Insurance	7,950	1%
Materials	40,123	4%
Media	92,033	10%
Pharmaceuticals, Biotechnology & Life Sciences	6,785	1%
Real Estate	28,700	3%
Retailing	32,344	3%
Software & Services	214,378	22%
Technology Hardware & Equipment	38,180	4%
Telecommunication Services	10,660	1%
Transportation	39,313	4%

Total	$956,849	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2015:

	March 31, 2015
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$780,471	82%
Europe	132,783	14%
Other	43,595	4%

Total	$956,849	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2015, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2015
Level 1—Price quotations in active markets	$25,203
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	931,646

Total	$956,849

As of March 31, 2015, the Fund’s investments sold short, options written and credit default swaps were categorized as follows in the fair value hierarchy:

	March 31, 2015
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$(25,734)
Level 2—Significant other observable inputs	—	—
Level 3—Significant unobservable inputs	2,737	(6,978)

Total	$2,737	$(32,712)

The following is a reconciliation for the three months ended March 31, 2015 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	For the Three Months Ended March 31, 2015
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$442,581	$140,453	$118,215	$160,370	$9,328	$983	$871,930
Accretion of discount (amortization of premium)	795	112	441	1,084	—	—	2,432
Net realized gain (loss)	(4,731)	(504)	(1,542)	(4,531)	—	—	(11,308)
Net change in unrealized appreciation (depreciation)	6,611	77	1,272	(928)	30	126	7,188
Purchases	84,831	24,861	122,212	193,891	4,050	747	430,592
Sales and redemptions	(110,911)	(7,171)	(83,140)	(167,529)	(437)	—	(369,188)
Net transfers in or out of Level 3	—	—	—	—	—	—	—

Fair value at end of period	$419,176	$157,828	$157,458	$182,357	$12,971	$1,856	$931,646

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$2,034	$(4,087)	$599	$(5,439)	$30	$126	$(6,737)

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the three months ended March 31, 2015 of investments sold short for which significant unobservable inputs (Level 3) were used in determining fair value:

For the Three Months Ended March 31, 2015
Fair value at beginning of period	$—
Amortization of premium (accretion of discount)	—
Net realized gain (loss)	(1)
Net change in unrealized appreciation (depreciation)	(10)
Sales	(877)
Purchases to cover	100
Net transfers in or out of Level 3	—

Fair value at end of period	$(788)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments sold short still held at the reporting date	$(10)

The following is a reconciliation for the three months ended March 31, 2015 of credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining market value:

For the Three Months Ended March 31, 2015
Market value at beginning of period	$(17,858)
Net realized gain (loss)	(126)
Net change in unrealized appreciation (depreciation)	(2,188)
Swap premiums received	(5,839)
Coupon payments received	(291)
Premiums paid on exit	20,242
Net transfers in or out of Level 3	—

Market value at end of period	$(6,060)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—sell protection still held at the reporting date	$(2,441)

The following is a reconciliation for the three months ended March 31, 2015 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining market value:

For the Three Months Ended March 31, 2015
Market value at beginning of period	$—
Net realized gain (loss)	(79)
Net change in unrealized appreciation (depreciation)	93
Swap premiums paid (received)	2,539
Coupon payments paid	54
Premiums received on exit	—
Net transfers in or out of Level 3	—

Market value at end of period	$2,607

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$93

As of March 31, 2015, the gross unrealized appreciation on the Fund’s investments on a tax basis was $14,305 and the gross unrealized depreciation on the Fund’s investments on a tax basis was $(61,461). The aggregate cost of the Fund’s investments for federal income tax purposes totaled $1,004,005 as of March 31, 2015. The aggregate net unrealized appreciation (depreciation) on investments on a tax basis was $(47,156) as of March 31, 2015.

Item 2.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—D

By:	/s/ MICHAEL C. FORMAN
Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
Name: Michael C. Forman
Title: President and Chief Executive Officer
(Principal Executive Officer)
Date: May 29, 2015

By:	/s/ WILLIAM GOEBEL
Name: William Goebel
Title: Chief Financial Officer
(Principal Financial Officer)
Date: May 29, 2015